As filed with the Securities and Exchange Commission on July 8, 2013
                                                    Registration No. 333-______
==================================================================================

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ____

POST-EFFECTIVE AMENDMENT NO.____

MADISON FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Mangement, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on August 7, 2013, pursuant to Rule 488.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered: Class Y and Class R6 Shares of
                                                                 the Madison Investors Fund, no par value
                     per share, of the Registrant

MADISON FUNDS®

DISCIPLINED EQUITY FUND
550 Science Drive
Madison, Wisconsin 53711

August 12, 2013

Dear Shareholder:

We wish to provide you with some important information concerning your investment. The Board of Trustees of Madison Funds (the “Trust”), after careful consideration, has approved the reorganization (the “Reorganization”) of the Madison Disciplined Equity Fund (the “DE Fund”), a series of the Trust, into the Madison Investors Fund (the “Investors Fund” which, together with the DE Fund, are collectively referred to as the “Funds”), also a series of the Trust. These two Funds have identical investment objectives and fundamental and non-fundamental investment policies, as well as substantially similar principal investment strategies.  Moreover, the Funds’ principal investment risks are substantially the same.  As a result of the Reorganization, shareholders of the DE Fund will become shareholders of the Investors Fund.

In approving the Reorganization, the Board of Trustees considered, among other things: the similarities between the Funds’ investment objectives and policies; the fact that the Funds’ expense ratios (before applicable waivers) are the same; the costs of the Reorganization, which will be borne by Madison Asset Management, LLC, the investment adviser to both Funds and/or its affiliates; the continuity of shareholder servicing for DE Fund shareholders who will become Investors Fund shareholders; and the anticipated tax-free nature of the Reorganization.

Effective September 23, 2013 (the “Closing Date”), the DE Fund will transfer its assets to the Investors Fund.  In connection with the Reorganization, you will receive Class Y or Class R6 shares of the Investors Fund equal in aggregate net asset value to the aggregate net asset value of your Class Y or Class R6 shares of the DE Fund, respectively.  The enclosed Combined Prospectus/Information Statement describes the Reorganization in greater detail and contains important information about the Investors Fund.

NO ACTION ON YOUR PART IS REQUIRED TO MAKE THE REORGANIZATION HAPPEN. You will automatically receive shares of the Investors Fund in exchange for your shares of the DE Fund as of the Closing Date. If you have any questions, please contact us at 1-800-877-6089.

Sincerely,

/s/ Katherine L. Frank

President

COMBINED PROSPECTUS/INFORMATION STATEMENT

RELATING TO THE ACQUISITION OF ASSETS OF THE

MADISON DISCIPLINED EQUITY FUND,
a series of Madison Funds

BY AND IN EXCHANGE FOR

CLASS Y AND R6 SHARES OF MADISON INVESTORS FUND,
a series of Madison Funds

Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711

1-800-877-6089

August 12, 2013

This Combined Prospectus/Information Statement is being furnished to shareholders of the Disciplined Equity Fund (the “DE Fund”), a series of Madison Funds (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust.  Under the Plan, shareholders of Class Y and Class R6 shares of the DE Fund will receive Class Y and Class R6 shares of the Investors Fund, also a series of the Trust, equivalent in aggregate net asset value to the aggregate net asset value of their shares, in their respective classes, of the DE Fund, as of the closing date of the reorganization (the “Reorganization”). Upon completion of the Reorganization, the DE Fund will be terminated as a series of the Trust and the Investors Fund will continue as the surviving fund. The Reorganization is expected to be consummated on September 23, 2013.

The Board of Trustees of the Trust believes that the Reorganization is in the best interests of the DE Fund and the Investors Fund (together, the “Funds”), and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.

For federal income tax purposes, the Reorganization will be structured as a tax-free transaction for the Funds and their shareholders. Shareholders of the DE Fund are not being asked to vote on or approve the Plan.

The investment objectives of the Funds are identical:  to seek long-term capital appreciation.  In addition, the Funds have identical fundamental investment policies (i.e., those that cannot be changed without shareholder approval) and non-fundamental investment policies (i.e., those that do not require shareholder approval to change), as well as substantially similar principal investment strategies.

Please be aware that in anticipation of the Reorganization, the portfolio managers of the DE Fund have disposed of a small portion of the DE Fund’s portfolio holdings.  For a discussion of the tax impact of these sales, please see the section herein entitled “Key Information About the Reorganization—Federal Income Tax Consequences.”

This Combined Prospectus/Information Statement sets forth concisely the information about the Investors Fund that shareholders of the DE Fund should know before investing and should be read and retained by investors for future reference.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Prospectus/Information Statement by reference:

•	Reorganization-Related Documents: the Statement of Additional Information relating to the Reorganization dated August 12, 2013 (the “Merger SAI”); and

•	Disciplined Equity Fund Documents: the Prospectus and Statement of Additional Information of Madison Funds dated April 19, 2013 (File Nos. 333-29511; 811-08261).

Copies of these documents are available without charge and can be obtained by writing to the Trust at P.O. Box 8390, Boston, MA 02266-8390, or by calling, toll free, 1-800-877-6089.

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that either Fund will achieve its investment objectives.

AS WITH ALL OPEN-END MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Combined Prospectus/Information Statement is expected to be sent to DE Fund shareholders on or about August 12, 2013.  SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION.  WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

TABLE OF CONTENTS

A.	Overview	1
B.	Comparison Fee Table and Example; Portfolio Turnover	1
C.	Comparison of Performance	2
D.	Summary of Investment Objectives, Strategies and Risks	3
E.	Key Information About the Reorganization	7
	Summary of the Reorganization	7
	Description of the Shares to be Issued	7
	Reasons for the Reorganization	7
	Federal Income Tax Consequences	8
	Comparison of Shareholder Rights	9
	Comparison of Valuation Procedures	10
	Capitalization	10
	Investment Adviser	11
	Distribution	11
	Purchase and Redemption Procedures	12
	Control Persons and Principal Holders of Securities	14
	Service Providers	15
	Financial Highlights	15
APPENDIX A		16

i

A.           Overview

At a meeting held on May 10, 2013, the Board of Trustees of Madison Funds (the “Trust”), including all of the trustees who are not "interested persons" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an Agreement and Plan of Reorganization dated May 14, 2013 (the “Plan of Reorganization”), a copy of which is attached to this Combined Prospectus/Information Statement as Appendix A. Under the Plan of Reorganization, the Madison Disciplined Equity Fund (the “DE Fund”) will transfer all of its assets and liabilities to the Madison Investors Fund (the “Investors Fund”) in exchange for that number of Class Y and Class R6 shares of the Investors Fund equivalent in aggregate net asset value to the aggregate net asset value of the Class Y and Class R6 shares of the DE Fund outstanding immediately prior to the Closing Date (as defined below). This will be followed by a distribution of those shares to DE Fund Class Y and Class R6 shareholders so that each DE Fund shareholder will receive shares of the Investors Fund equivalent to the value of DE Fund shares held by such shareholder as of the Valuation Time (as defined below). The Valuation Time is expected to occur as of the close of regular trading on the New York Stock Exchange on September 20, 2013, and the Closing Date is expected to occur on the following business day, which is September 23, 2013. The DE Fund will then be liquidated and terminated as a series of the Trust and the Investors Fund will continue as the surviving fund (the transactions described in this paragraph are collectively referred to as the “Reorganization”).

Madison Asset Management, LLC (“Madison”), the investment adviser to both Funds, and/or an affiliate thereof, will be responsible for the costs of the Reorganization.

B.           Comparison Fee Table and Example; Portfolio Turnover

Fee Table.  The following table shows the comparative fees and expenses of the Funds as of December 31, 2012 (adjusted to account for changes in fee waiver agreements since that time). The table also reflects the pro forma combined fees for the Investors Fund after giving effect to the Reorganization, also as of December 31, 2012.

	Disciplined Equity Fund (Current)		Investors Fund (Current)		Investors Fund (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)	Class Y	Class R6	Class Y	Class R61	Class Y	Class R6
Maximum sales charge (load)	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.75%2	0.75%2	0.75%2	0.75%2
Distribution and/or service (12b-1) fees	None	None	None	None	None	None
Other expenses	0.35%	0.02%	0.35%	0.02%	0.35%	0.02%
Total annual fund operating expenses	1.10%	0.77%	1.10%	0.77%	1.10%	0.77%
Less: Fee waivers and/or expense reimbursements	(0.15%)3	N/A	(0.15%)4	(0.10%)4	(0.15%)4	(0.10%)4
Total net annual fund operating expenses (after waivers/reimbursements)	0.95%	0.77%	0.95%	0.67%	0.95%	0.67%
1	Class R6 shares of the Investors Fund are currently in registration and will be available to the public as of the Closing Date.
2	The management fee for the Investors Fund is 0.75% on the first $100 million of net assets, and 0.60% on net assets in excess of $100 million.
3	Until May 1, 2014, Madison has agreed to waive 0.15% of its service fee on Class Y shares of the DE Fund.
4
Until May 1, 2014, Madison has agreed to waive 0.10% of its management fee on all share classes of the Investors Fund, and 0.05% of its service fee on Class Y shares only.  Beginning May 2, 2014 and continuing until September 30, 2015, Madison has agreed to waive and/or reimburse the service fee it receives on Class Y shares to the extent necessary to maintain total net annual fund operating expenses at 0.95%.

Expense Example.  The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

CLASS Y
Fund	Year 1	Year 3	Year 5	Year 10
Disciplined Equity Fund	$97	$335	$593	$1,335
Investors Fund	$97	$335	$593	$1,335
Investors Fund Pro Forma Combined	$97	$335	$593	$1,335

CLASS R6
Fund	Year 1	Year 3	Year 5	Year 10
Disciplined Equity Fund	$79	$246	$428	$954
Investors Fund	$68	$236	$419	$949
Investors Fund Pro Forma Combined	$68	$236	$419	$949

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Disciplined Equity Fund	29%
Investors Fund	47%

C.           Comparison of Performance

Disciplined Equity Fund.  Annual returns for the Class Y shares of the DE Fund as of December 31 were as follows for each year shown:

Best Calendar Quarter:	2Q 2009	20.05%
Worst Calendar Quarter:	4Q 2008	-22.17%

The table below shows the average annual return before and after taxes for each share class of the DE Fund as of December 31, 2012 compared with the performance of a broad based market index. After-tax returns are shown for Class Y shares only.  After-tax returns for Class R6 shares will vary.

	1 Year	5 Years	10 Years	Since Inception 2/29/2012
Class Y Shares – Return Before Taxes	12.25%	1.75%	5.40%	N/A
Return After Taxes on Distributions	11.23%	1.40%	4.80%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	9.32%	1.46%	4.56%	N/A
Class R6 Shares – Return Before Taxes	N/A	N/A	N/A	5.64%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.00%	1.66%	7.10%	6.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

As of June 30, 2013, the year-to-date return was as follows:
YTD
Class Y Shares	13.03%
Class R6 Shares	13.03%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.82%

Investors Fund.  Annual returns for the Class Y shares of the Investors Fund as of December 31 were as follows for each year shown:

Best Calendar Quarter:	2Q 2009	20.90%
Worst Calendar Quarter:	4Q 2008	23.86%

The table below shows the average annual return before and after taxes for each share class of the Investors Fund as of December 31, 2012 compared with the performance of a broad based market index. Returns are shown for Class Y shares only, as the Class R6 shares will not commence operations until the Closing Date.

	1 Year	5 Years	10 Years
Class Y Shares – Return Before Taxes	14.05%	2.32%	5.62%
Return After Taxes on Distributions	13.92%	2.00%	5.06%
Return After Taxes on Distributions and Sale of Fund Shares	9.31%	1.89%	4.83%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

As of June 30, 2013, the year-to-date return was as follows:
YTD
Class Y Shares	13.25%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.82%

Please remember that past performance (both before and after taxes) is no guarantee of the results the Funds may achieve in the future.  Future returns may be higher or lower than the returns achieved in the past.

D.     Summary of Investment Objectives, Strategies and Risks

Investment Objectives.  The DE Fund has the same investment objective as that of the Investors Fund:  to seek long-term capital appreciation.

Principal Investment Strategies.  Each Fund each seeks to achieve its investment objective by using the principal investment strategies discussed below, which, you will note, are substantially similar for the two Funds.  After the Reorganization, the combined Fund will follow the principal investment strategies of the Investors Fund.

Each Fund seeks to achieve its investment objective by investing primarily in the common stock of established high-quality, growth companies, focusing on the stocks of companies that have demonstrated a pattern of consistent growth.  In addition, each Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts and emerging market securities).  To the extent invested in common stocks, each Fund generally invests in 25-40 companies at any given time, which reflects Madison’s belief that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s best investment ideas is the best way to achieve the Fund’s investment objective.  Prior to April 2013, the DE Fund had an investment policy to hold the securities of more companies in its portfolio than it currently holds:  namely, 50-65 individual securities versus the current 25-40 securities.  In April 2013, this policy was changed in anticipation of the Reorganization.

The following table shows each Fund’s investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets.  A number in the column indicates the maximum percentage of total assets that the Fund is permitted to invest in that practice or type of security.  Numbers in this table show allowable usage only; for actual usage, consult each Fund’s annual and semi-annual reports.

	Disciplined Equity Fund	Investors Fund
Borrowing	30	30
Repurchase Agreements	*	*
Securities Lending	33⅓	33⅓
Short-Term Trading	*	*
When-Issued Securities; Forward Commitments	25	25
Shares of Other Investment Companies1	10	10
Non-Investment Grade Securities	20	20
Foreign Securities	25	25
Emerging Market Securities	15	15
Illiquid Securities2	15	15
Restricted Securities	15	15
Mortgage-Backed Securities	***	***
Options on Securities, Indices or Currencies	20**	20**
Forward Foreign Currency Exchange Contracts	10**	10**
1  Includes exchange traded funds.
2 Numbers in this row refer to net, rather than total, assets.

Legend
*
One asterisk means that there is no policy limitation on the Fund’s usage of that practice or type of security, and that the Fund may be currently using that practice or investing in that type of security.

**	Two asterisks mean that the Fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis or in an amount that exceeds 5% of Fund assets.
***           Three asterisks mean that the Fund is not permitted to use that practice or invest in that type of security.

When evaluating companies for purchase by the Funds, Madison follows a rigorous three-step process pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that demonstrates both stability and growth, and a solid balance sheet. When assessing management, Madison looks to see how it has allocated capital in the past, its track record for enhancing shareholder value and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.  By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential:  what Madison calls “GARP” for “growth at a reasonable price.”  The Funds’ investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Funds will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Madison sells stocks on behalf of the Funds for a number of reasons, including: (1) the valuation target Madison has set for stock has been achieved, (2) the fundamental business prospects for the company have materially changed, or (3) Madison finds a more attractive alternative.

The DE Fund, unlike the Investors Fund, may engage in short-term trading in an effort to achieve its investment objective.

Although each Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, both Funds may invest up to 100% in money market instruments.  To the extent a Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Investment Risks.  Because their investment objectives are identical and their principal investment strategies are substantially similar, the DE Fund and the Investors Fund are subject to substantially the same risks.  A summary of the principal risks of investing in each Fund is set forth below. This summary is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of the Funds, which are incorporated by reference. After the Reorganization, the combined Fund will have the same risks as the Investors Fund.

Market Risk.  The share price of each Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Equity Risk.  Each Fund is subject to equity risk.  Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of each Fund’s portfolio, the Funds are susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Funds generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security and Emerging Market Risk.  Both Funds may invest in foreign securities, including emerging market securities.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Increased Trading Cost Risk.  The DE Fund may engage in short-term trading to achieve its investment objective.  Accordingly, the DE Fund may incur increased trading costs than other more passively managed funds.  The Investors Fund does not generally engaged in such activity and is, therefore, generally not subject to this risk.

Disclosure of Portfolio Holdings.  A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the statement of additional information for the Funds, which is incorporated by reference.

Investment Restrictions and Limitations.  The Funds have identical fundamental and non-fundamental investment restrictions.  Set forth below is a summary of these restrictions.  After the Reorganization, the combined Fund will follow the investment restrictions of the Investors Fund.  Fundamental investment restrictions may only be changed by shareholder vote, while non-fundamental investment restrictions may be changed by action of the Board of Trustees alone.

The Funds have adopted the following fundamental investment restrictions.  Except as noted below, neither Fund may:

(1)
with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

(2)
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

(3)
borrow money, except that it may (i) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (ii) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank, the Fund’s aggregate borrowings from any source do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed). If, after borrowing from a bank, a Fund’s aggregate borrowings later exceed 33 1/3% of the Fund’s total assets, the Fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. A Fund may make additional investments while it has borrowings outstanding. A Fund may make other borrowings to the extent permitted by applicable law;

(4)
make loans, except through (i) the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (ii) repurchase agreements with banks, brokers, dealers and other financial institutions, and (iii) loans of securities as permitted by applicable law;

(5)	underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting;

(6)
purchase, hold or deal in real estate, although a fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities;

(7)	invest in commodities or commodity contracts, except that the Fund may invest in currency, and financial instruments and contracts that are commodities or commodity contracts; or

(8)	issue senior securities to the extent such issuance would violate applicable law.

With regard to fundamental policy 8 above, Section 18(f) of the 1940 Act prohibits an investment company from issuing a “senior security” except under certain circumstances.  A “senior security” is any security or obligation that creates a priority over any other class to a distribution of assets or payment of a dividend.  Permissible “senior securities” include, among other things, a borrowing from a bank where the Fund maintains an asset coverage ratio of at least 300% while the borrowing is outstanding.

In addition to the fundamental investment restrictions listed above, the investment objective of each Fund is a fundamental policy that cannot be changed without the approval of the Fund’s shareholders.

The Funds’ have adopted the following non-fundamental investment restrictions.  Neither Fund will:

(1)	sell securities short or maintain a short position, except for short sales against the box;

(2)	purchase any security which is not readily marketable if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities; and

(3)
invest more than 5% of the value of its total assets (determined as of the date of purchase) in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and excluding bank deposits), and Madison will not purchase, on behalf of either Fund, any securities when, as a result, more than 10% of the voting securities of the issuer would be held by the Fund.  For purposes of these restrictions, the issuer is deemed to be the specific legal entity having ultimate responsibility for payment of the obligations evidenced by the security and whose assets and revenues principally back the security.

(4)
Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not considered a violation of any of the foregoing investment restrictions.

E.     Key Information About the Reorganization

The following is a summary of key information concerning the proposed Reorganization. Please also refer to the Plan of Reorganization, which is attached to this Combined Prospectus/Information Statement as Appendix A and which includes more detailed information about the Reorganization. The following summary is qualified in its entirety by reference to Appendix A.

Summary of the Reorganization.  On May 10, 2013, the Board of Trustees of Madison Funds, on behalf of the DE Fund and the Investors Fund, approved the Plan of Reorganization, which contemplates the transfer to the Investors Fund of all of the assets and liabilities of the DE Fund solely in exchange for shares of beneficial interest of the Investors Fund.  Following the transfer, Class Y and Class R6 shares of the Investors Fund will be distributed to Class Y and Class R6 shareholders of the DE Fund in liquidation of the DE Fund and the DE Fund will subsequently be terminated as a series of the Trust.

Both Funds are equity funds with identical investment objectives and investment strategies. The Funds’ Board of Trustees and the Funds’ investment adviser recognize that greater economies of scale and efficiencies can be attained by combining the assets of the Funds and that since the investment objectives are identical, such a combination would not materially alter the nature of the DE Fund’s shareholders’ investment.

As a result of the Reorganization, each shareholder of the DE Fund will receive full and fractional Class Y and Class R6 shares of the Investors Fund equal in aggregate net asset value at the time of the Reorganization to the aggregate net asset value of such shareholder’s Class Y and Class R6 of the DE Fund immediately prior to the Reorganization. The Board of Trustees has determined that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization. For the reasons set forth below under “Reasons for the Reorganization,” the Board of Trustees (including the independent trustees), on behalf of the Funds, concluded that the Reorganization would be in the best interest of the Funds and their respective shareholders.

Please be aware that shareholder approval of the Reorganization is not required.  The Trust’s Declaration of Trust and state law governing the Trust do not require shareholder approval for fund mergers.  Likewise, Rule 17a-8 under the 1940 Act does not require shareholder approval of mergers involving affiliated funds, so long as certain criteria are met, as described in Rule 17a-8(a)(3).  Because these criteria are met in this case, shareholder approval is not required for the planned Reorganization.

Description of the Shares to be Issued.  Full and fractional shares of the Class Y and Class R6 shares of the Investors Fund will be issued to shareholders of the DE Fund, in accordance with the procedures under the Plan of Reorganization as described above. The Declaration of Trust of Madison Funds permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of each series within the Trust with no par value per share.  Like the DE Fund, the Investors Fund is a series of the Trust which, as of the Closing Date, will consist of two classes of shares:  Class Y and Class R6.  There are no differences between the Class Y and Class R6 shares of the DE Fund, respectively, and the Class Y and Class R6 shares of the Investors Fund, respectively.  Each share of beneficial interest of each series of shares has one vote and shares equally in dividends and distributions when and if declared by a series and in the series’ net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. The shares do not entitle the holder thereof to preference, preemptive, appraisal, conversion or exchange rights, except as the Board of Trustees may determine with respect to any series of shares. Shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of either Fund into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of applicable securities laws. Shareholders of each series vote as a series to change, among other things, a fundamental policy of each such series and to approve the series’ investment management contracts and distribution plans pursuant to Rule 12b-1 of the 1940 Act.  Like the DE Fund, the Investors Fund is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Board of Trustees, it is necessary or desirable to submit matters for a shareholder vote.

Reasons for the Reorganization.  The Board of Trustees of the Trust, after careful consideration, has approved the reorganization of the DE Fund, a series of the Trust, into the Investors Fund, also a series of the Trust.  In approving the Reorganization, the Board of Trustees considered, among other things, (i) the similarities between the Funds’ investment objectives and strategies, (ii) the fact that the management fee for both Funds is the same (however, unlike the DE Fund, the Investors Fund has a breakpoint management fee structure whereby management fees reduce from 0.75% to 0.60% on net assets in excess of $100 million), (iii) the fact that the overall expense ratio for both Funds, before applicable waivers, is the same, and the expense ratio for the Investors Fund will be capped for two years after the Reorganization to ensure overall expenses do not exceed 0.95%, (iv) the costs of the Reorganization (estimated to be approximately $20,000, which includes approximately $6,800 of brokerage costs associated with the sale of DE Fund portfolio holdings in anticipation of the Reorganization), which will be borne by Madison, the investment adviser to both Funds, and/or its affiliates, (v) the continuity of shareholder servicing for DE Fund shareholders who will become Investors Fund shareholders, and (vi) the anticipated tax-free nature of the Reorganization.  The Board also took into account the generally better performance of the Investors Fund as compared to the DE Fund over all time periods.

The Board of Trustees also considered Madison’s belief that optimizing its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate between the funds offered through Madison and may increase the combined Fund’s prospects for increased sales and economies of scale.  The Board also considered Madison’s view that the Reorganization represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.

Federal Income Tax Consequences.  Each Fund has qualified, in each taxable year since it was organized, and intends to qualify, as of the Closing Date, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. The exchange of all of the assets of the DE Fund for shares of the Investors Fund and the assumption by the Investors Fund of the liabilities of the DE Fund, and the liquidation of the DE Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code. However, any dividend paid by the DE Fund prior to the Reorganization may result in taxable income to DE Fund shareholders. As a condition to the closing of the transaction, the Funds will each receive an opinion of DeWitt Ross & Stevens, S.C., to the effect that, based on certain assumptions and on the existing provisions of the Code, treasury regulations issued thereunder, current revenue rulings, revenue procedures and court decisions, for federal income tax purposes:

(1)  The transfer of all of the assets and liabilities of the DE Fund to the Investors Fund in exchange for shares of the Investors Fund and the distribution to shareholders of the DE Fund of shares of the Investors Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the DE Fund and the Investors Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  No gain or loss will be recognized by the DE Fund upon (a) the transfer of its assets and liabilities to the Investors Fund in exchange for the issuance of shares of the Investors Fund to the DE Fund and the assumption by the Investors Fund of the DE Fund's liabilities, if any, and (b) the distribution by the DE Fund to its shareholders of shares of the Investors Fund received as a result of the Reorganization;

(3)  No gain or loss will be recognized by the Investors Fund upon its receipt of the assets and liabilities of the DE Fund in exchange for the issuance of shares of the Investors Fund to the DE Fund and the assumption by the Investors Fund of the DE Fund's liabilities, if any;

(4)  The tax basis of the Investors Fund shares received by a shareholder of the DE Fund in the aggregate will be the same as the aggregate tax basis of the shareholder’s DE Fund shares immediately prior to the Reorganization;

(5)  The tax basis of the Investors Fund in the assets and liabilities of the DE Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the DE Fund immediately before the Reorganization;

(6)  The tax holding period for the shares of the Investors Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the DE Fund exchanged therefor, provided that the shareholder held such shares of the DE Fund as capital assets;

(7)  The tax holding period for the Investors Fund with respect to the assets and liabilities of the DE Fund received in the Reorganization will include the period for which such assets and liabilities were held by the DE Fund;

(8)  The DE Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the DE Fund for shares of the Investors Fund as part of the Reorganization;

(9)  The Investors Fund will succeed to and take into account the items of the DE Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and

(10) The tax year of the DE Fund will end on the date of the Reorganization.

Shareholders of the DE Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

An opinion of counsel merely represents counsel's best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts. Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect.  If the Reorganization is completed but does not qualify as a tax-free reorganization under the Code, the DE Fund would recognize gain or loss on the transfer of its assets to the Investors Fund and each shareholder of the DE Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its DE Fund shares and the fair market value of the shares of the Investors Fund received in the Reorganization.

Because the portfolio managers of the DE Fund have already repositioned the DE Fund’s portfolio holdings in anticipation of the Reorganization, the tax impact of this activity is known. The capital gains recognized by the DE Fund as a result of this repositioning, which amounted to $10,011,639, will be distributed to the shareholders of the DE Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) as part of the DE Fund’s final required distribution, if any, before consummation of the Reorganization, and such distributions will be taxable to DE Fund shareholders.

At this time, based on our analysis, as a result of the Reorganization, the Investors Fund is expected to undergo an “ownership change” for tax purposes since it is expected to be the smaller of the two Funds at the time of the Reorganization.  As a result, capital loss carry forwards and certain built-in losses, if any, may be subject to the loss limitation rules of the Code. The Code limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation (generally, the product of the net asset value of the entity undergoing the ownership change and a rate established by the IRS).  Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to (i) an overall eight-year carry forward limit, as measured from the date of recognition, for existing capital loss carry forwards as of the effective time of the Reorganization, and (ii) no time limit for built-in losses which become recognized following the effective time of the Reorganization.  The capital loss carry forwards and certain built-in losses, if any, of the DE Fund should not be limited by reason of the Reorganization since it is expected to be the larger of the two Funds at the effective time of the Reorganization.

In addition, if an ownership change is deemed to occur at the time of Reorganization, for five years beginning after the closing of the Reorganization, the combined Fund may not be allowed to offset certain pre-Reorganization built-in gains attributable to one Fund with capital loss carry forwards and certain built-in losses attributable to another Fund.  Neither Fund had any capital loss carry forward as of June 30, 2013.

Comparison of Shareholder Rights.  Because both Funds are separate series of the same Trust, shareholders of each Fund have identical rights.  Accordingly, the rights of shareholders of the DE Fund will not change as a result of the Reorganization.

Comparison of Valuation Procedures.  The net asset value (“NAV”) for both Funds is calculated in exactly the same manner.  Namely, it is calculated once, at the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total net assets of each Fund and class by the total number of outstanding shares of that Fund and class.  Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Funds or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values using the then-current exchange rate as of noon Eastern Time on each day the New York Stock Exchange is open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in Madison’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by a pricing committee, appointed by the Board of Trustees and under the general supervision of the Board (the “Pricing Committee”).  When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices.  A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated.  Significant events may include, but are not limited to, the following:  (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to:  fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Pricing Committee and approved by the Board.

Capitalization.  The following table sets forth, as of April 30, 2013, the capitalization of the DE Fund and the Investors Fund, and the pro forma combined capitalization of the Investors Fund after the Reorganization has been consummated.
Share Class	Disciplined Equity Fund	Investors Fund	Pro Forma Adjustments	Investors Fund Pro Forma Combined
Class Y Shares:
Net Assets	$193,612,425	$42,284,347	$-	$235,896,772
Shares Outstanding1	12,968,738	2,018,740	(3,727,095)	11,260,383
Net Asset Value per Share	$14.93	$20.95	$-	$20.95
Class R6 Shares:
Net Assets	$3,158,835	$-	$-	$3,158,835
Shares Outstanding1	211,549	-	(60,769)	150,780
Net Asset Value per Share	$14.93	$-	$-	$20.95

The correlating DE Fund share classes will be exchanged for the Investor Fund share classes at the DE Fund’s ending NAV calculated as of the Valuation Time.

  Investment Adviser.  Madison Asset Management, LLC (“Madison”) manages both Funds’ investments and business operations under the overall supervision of the Board of Trustees of the Trust.  Madison has the responsibility for making all investment decisions for the Funds. Madison’s principal business address is 550 Science Drive, Madison, Wisconsin 53711.  Madison is registered as an investment adviser with the SEC and all of the firm’s voting shares are held by Madison Investment Holdings, Inc. (“MIH”).  The Funds are subject to the same investment advisory contract, with the same annual management fee of 0.75%, except that the Investors Fund has a breakpoint fee structure so that the management fee will reduce to 0.60% on net assets in excess of $100 million.  In addition, 0.10% of the management fee for the Investors Fund is being waived by Madison until May 1, 2014, and after that date, until September 30, 2015, Madison has agreed to cap overall annual fund operating expenses for the Investors Fund at 0.95%.  The Funds are also subject to the same administrative services agreement with Madison, which provides for an annual service fee of 0.35% for both Funds, except that the DE Fund has a 0.15% fee waiver on the service fee until May 1, 2014 and the Investors Fund has a 0.05% fee waiver on the service fee until May 1, 2014.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between the Funds and Madison can be found in the Funds’ annual report for the fiscal year ended December 31, 2012.

The portfolio managers for the DE Fund are Jay Sekelsky, CFA, and Marian Quade.  Mr. Sekelsky, who joined Madison in 1990, is an Executive Director and the Chief Investment Officer of Madison.  He has co-managed the DE Fund since May 2004, and has been involved in the management of the DE Fund since May 2000.  Ms. Quade, Vice President and Portfolio Manager of Madison, has co-managed the DE Fund since May 2010. Prior to joining Madison in 2009, Ms. Quade served in a similar capacity for Thompson Investment Management and, prior to that, was Head of Equities for U.S. Bank.  Ms. Quade has more than 30 years of investment experience, with more than 20 of those years as a portfolio manager, and specializes in personalized portfolio management for Madison’s high net worth relationships.

The portfolio managers for the Investors Fund are Jay Sekelsky, CFA, and Matt Hayner, CFA.  Mr. Sekelsky’s biographical information is provided above.  Mr. Sekelsky has co-managed the Investors Fund since 1991 and has been involved in the management of the Investors Fund since 1990.  Mr. Hayner, Vice President and Portfolio Manager of Madison, has co-managed the Investors Fund from May 2008 until May 2010, and again since May 2012.  Mr. Hayner has  been a member of Madison’s equity management team since 2002.

After the Reorganization is consummated, the combined Fund will be co-managed by Messrs. Sekelsky and Hayner (i.e., the portfolio managers of the Investors Fund).

Distribution.  MFD Distributor, LLC (“MFD”) acts as the principal distributor of shares of the Funds. MFD’s principal business address is 8777 North Gainey Center Drive, Suite 220, Scottsdale, Arizona 85258, with a branch office at 550 Science Drive, Madison, Wisconsin 53711.  MFD is wholly owned subsidiary of MIH, which is affiliated with Madison.

Neither the Class Y shares nor the Class R6 shares of either Fund charge any sort of sales charge (front end or contingent deferred), or any Rule 12b-1 fees.  In addition, neither Fund charges any redemption fees.

Purchase and Redemption Procedures.

Purchasing Information. Class Y and Class R6 shares of both Funds are offered at the price next determined after the purchase order is received in good order by the Trust.  For this purpose, good order means that the request includes all information required to process the request.  Class R6 shares incur lower total annual operating expenses than the Class Y shares and are only available for purchase by qualified investors, as described below. Both Funds offer a systematic investment program, a systematic withdrawal program, and a systematic exchange program, all of which allow existing shareholders to purchase (or redeem) additional shares of the Funds at regular intervals.  If you are a shareholder of the DE Fund who invests in DE Fund shares through one or more of these programs, your participation in the program(s) will continue post-Reorganization, so you may want to review your current allocations in light of the planned Reorganization.

Minimum Investments. Class Y shares of both Funds are available for purchase directly from the Funds with a minimum initial investment of $25,000 for all account types, and a minimum subsequent investment of $50, provided that these minimums may be waived in certain situations.  Class Y shares are also available for purchase by the following investors at a reduced minimum initial investment of $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50:

•	Dealers and financial intermediates that have entered into arrangements with the Funds’ distributor to accept orders on behalf of their clients.
•	The fund-of-funds and managed account programs managed by Madison.
•	Investment advisory clients of Madison and its affiliates.
•	Members of the Board of Trustees of Madison Funds and any other board of trustees affiliated with Madison.
•	Individuals and their immediate family members who are employees, directors or officers of the adviser, any subadviser, or any service provider of Madison Funds.
•	Any investor who owned Class Y shares of any Madison Mosaic Fund as of April 19, 2013.

The Funds reserve the right to accept purchase amounts for Class Y shares below the stated minimums for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like managed account programs and orders placed in omnibus accounts.

Class R6 of both Funds may be purchased through participating retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and other qualified retirement plans, and nonqualified deferred compensation plans.  Purchase minimums for any such retirement plan investors are set by the plan’s administrator or record keeper.  Class R6 shares are also available for purchase by corporations and other institutions, such as trusts, endowments and foundations, with a minimum initial investment of $500,000 and a minimum subsequent investment of $50. The Funds reserve the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the Funds.  Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans.

Payments to Broker-Dealers and Other Financial Intermediaries. Madison and/or its affiliates may pay, out of its own resources, the broker-dealer, financial intermediary or selling agent through which investors purchase Fund shares a fee for their sales support services to the Funds.  These payments may create a conflict of interest by influencing the broker-dealer, financial intermediary or selling agent to recommend the Funds over another investment.  Investors should ask their selling agent or visit their selling agent’s website for more information.

Redemption Information. Shares of both Funds are redeemed at a price equal to the NAV next determined after the redemption request is accepted in good order by the Funds.  The Funds do not impose any redemption fees or contingent deferred sales charges.  Both Funds have reserved the right to redeem shares “in-kind” under certain circumstances.

Purchasing Shares by Exchange. Within an account, shareholders may exchange shares of one Fund for shares of the same class of another Fund subject to the minimum investment requirements of the Fund purchased, except that exchanges of Class Y shares of either Fund may be exchanged for Class A shares of the Madison Cash Reserves Fund, and Class R6 shares of either Fund may be exchanged for Class A shares of the Madison Cash Reserves Fund.  With certain exceptions, only five exchanges are allowed per Fund in a calendar year.  If a shareholder establishes a systematic exchange program, those exchanges are not included in the exchange limit policies.  The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a Fund for 90 days before an investor is permitted a new exchange.  A Fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.

It is important to note that additional restrictions may apply if a shareholder invests through a financial intermediary.  The Trust will work with financial intermediaries, such as broker-dealers, investment advisers and record keepers, to apply the Funds’ exchange limit guidelines, but in some instances, the Trust is limited in its ability to monitor the trade activity or enforce the Funds’ exchange limit guidelines in such accounts.  In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.

Limitations on Purchase.  If a shareholder purchases shares of either Fund by check and the check does not clear, the purchase will be canceled and the shareholder could be liable for any losses or fees incurred.  A charge of $30 will be assessed for each returned check occurrence.  The Funds do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares.  All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. financial institutions.

Execution of Requests.  Each Fund is open on those days when the NYSE is open, typically Monday through Friday.  Buy and sell requests are executed at the next NAV calculated after your request is received in good order by the Trust.  In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.

Frequent Trading.  The Trust discourages investors from using the Funds to frequently trade or otherwise attempt to “time” the market.  As a result, the Funds reserve the right to reject a purchase or exchange request for any reason.

Market Timing.  It is the policy of the Trust to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Fund. To accomplish this, the Funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account.  In addition, the Funds have written agreements in place with intermediaries who hold Fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the Funds the authority to identify third parties who invest in the Funds through such intermediaries so that the Funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.

Identifiable Harmful Frequent Trading and Market-Timing Activity.  The Trust defines harmful trading activity as that activity having a negative effect on portfolio management or Fund expenses.  For example, a Fund subject to frequent trading or “market-timing” must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity.  Cash balances must be over and above the “normal” cash requirements the Fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc.  By forcing a Fund’s portfolio manager to keep greater cash balances to accommodate market timing, the Fund may be unable to invest its assets in accordance with the Fund’s investment objectives.  Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements.  To the extent market-timing activity of this sort requires the affected Fund to continually purchase and sell securities, the Fund’s transaction costs will increase in the form of brokerage commissions and custody fees.  Finally, frequent trading activity results in a greater burden on the affected Fund’s transfer agent, increasing transfer agent expenses and, if not actually raising Fund expenses, at least preventing them from being lowered.

For all of the above reasons, the Funds monitor cash flows and transfer agent activity in order to identify harmful activity.  Furthermore, when approached by firms or individuals who request access for market timing activities, the Funds decline such requests; when trades are attempted without such courtesy, the Funds make every effort to block them and prohibit any future investments from the source of such trades.  The Funds do not define market-timing by the frequency or amount of trades during any particular time period.  Rather, the Funds seek to prevent market-timing of any type that harms the Funds in the manner described above.

The Funds do not currently impose additional fees on market timing activity although the right to do so is reserved upon notice in the future.  The Funds do not specifically define the frequency of trading that will be considered “market timing” because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity.  As a result, when the Funds identify any shareholder activity that causes or is expected to cause the negative results described above, the Funds will block the shareholder from making future investments.  As a practical matter, the Trust’s generally applicable restriction on exchanges per Fund to five per year, as described above, limits the occurrence of frequent trading and market-timing activity.

The Funds use their discretion to determine whether transaction activity is harmful based on the criteria described above.  Except as described below, the Funds do not distinguish between shareholders that invest directly with a Fund or shareholders that invest with the Trust through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.

Other Risks Associated with Market Timing.  Moving money in and out of Funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation.  This is not illegal, but is discouraged by many Funds since it can complicate Fund management and, if successfully employed, have a negative impact on performance.  In particular, a successful “market-timer” could, over time, dilute the value of Fund shares held by long-term investors by essentially “siphoning off” cash by frequently buying Fund shares at an NAV lower than the NAV at which the same shares are redeemed.  The Funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful.  In any event, investors in the Funds should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.

Exceptions or Other Arrangements.  It is possible that a Fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the Fund.  However, the Funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled “Identifiable Harmful Frequent Trading and Market-Timing Activity,” above, regardless of the nature of the shareholder or method of investment in the Trust.

Delegation to Certain Intermediaries.  The Trust may rely on the short-term trading policies enforced by financial intermediaries if, in the discretion of the Trust’s Chief Compliance Officer, such policies are designed to prevent the harm that these policies are designed to address.  Intermediary policies relied upon in this manner must be adequately identified in written agreements enforceable by the Trust or its distributor on behalf of the Funds.

Because the Funds discourage market timing in general, the Trust does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise. Although the Funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the Funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.

Small Accounts.  Due to the high fixed cost of maintaining mutual fund accounts, the Funds reserve the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000.  The Funds will mail affected shareholders a notice asking that the account value be brought up to $1,000, or that the shareholder initiate a systematic investment program.  If a shareholder does not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, the Funds may sell the shares in the shareholder’s account and mail the proceeds to the shareholder.

Distributions and Taxes.  Both Funds distribute most or all of their net investment income and capital gains annually, typically in December.  Many investors have their distribution payments reinvested in additional shares of the same Fund and class.  If you choose this option, or if you do not indicate any choice, your distribution payments will be reinvested on the payment date.  Alternatively, you can choose to have a check for your distribution payments mailed to you.  However, if, for any reason, the check is not deliverable, your distribution payments will be reinvested and no interest will be paid on amounts represented by the check.  All distributions that you receive from the Funds are generally taxable, whether reinvested or received in cash.  In addition, your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares.  An exchange of shares of one Fund for shares in any other Fund in the Madison Funds family generally will have similar tax consequences.

           Control Persons and Principal Holders of Securities.  As of June 30, 2013, the Funds’ shareholders of record and/or beneficial owners (to the Funds’ knowledge) who owned five percent or more of the Funds’ shares were as follows:
Fund	Shareholder Name and Address	Percent of Shares Held	Percent of Shares Held Following the Reorganization
Disciplined Equity Fund (Class Y)	Ultra Series Moderate Allocation Fund 550 Science Drive, Madison, WI 3711	19.08%	16.42%
Disciplined Equity Fund (Class Y)	Ultra Series Conservative Allocation Fund 550 Science Drive, Madison, WI 3711	9.49%	8.16%
Disciplined Equity Fund (Class Y)	Ultra Series Aggressive Allocation Fund 550 Science Drive, Madison, WI 3711	8.34%	7.18%
Disciplined Equity Fund (Class Y)	Madison Moderate Allocation Fund 550 Science Drive, Madison, WI 3711	6.91%	5.95%

Disciplined Equity Fund (Class R6)	Charles Schwab & Company, Account for Benefit of Customers, 211 Main Street, San Francisco, CA 94105 1,2	99.62%	99.62%

Investors Fund (Class Y)	Charles Schwab & Company – Special Custodial Account for Benefit of Customers, Reinvest Account, 211 Main Street, San Francisco, CA 94105-1901*	17.99%	3.44%
Investors Fund (Class Y)	National Financial Services LLC, Exclusive Benefit of our Customers, One World Financial Center, New Year, NY 102811	9.82%	1.61%
1   Ownership represents ownership of record rather than beneficial ownership.
2	A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC.

As of June 30, 2013, the officers and trustees of the Funds, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of each Fund.

Service Providers.  State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02100, provides the Funds with fund accounting and administration services. State Street also serves as the Funds’ custodian.  Boston Financial Data Services, an affiliate of State Street located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169, is the Funds’ transfer agent.

Financial Highlights.  Set forth below are the financial highlights for the Funds.  The financial highlights are intended to help you understand the Funds’ financial performance for the past five years (or since inception of the Funds if less than five years).  Certain information reflects financial results for a single Fund share outstanding for the period presented.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions.  The financial highlights for each of the periods presented below have been audited by Grant Thornton LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2012, each of which is incorporated by reference in the Merger SAI and available upon request by calling us at 1-800-877-6089.

Class R6 shares of the Investors Fund have not yet commenced operations; accordingly, financial highlights for that class are not shown.

MADISON DISCIPLINED EQUITY FUND (formerly Madison Mosaic Disciplined Equity Fund)
CLASS Y	Year Ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$12.68	$12.68	$11.66	$8.81	$13.78
Investment operations:
Net investment income1	0.16	0.12	0.07	0.01	0.09
Net realized and unrealized gain (loss) on investments	1.39	0.09	1.05	2.85	(4.80)
Total from investment operations	1.55	0.21	1.12	2.86	(4.71)
Less distributions:
From net investment income	(0.16)	(0.12)	(0.07)	(0.01)	(0.09)
From net capital gains	(0.69)	(0.09)	(0.03)	–	(0.17)
Total distributions	(0.85)	(0.21)	(0.10)	(0.01)	(0.26)
Net Asset Value at end of period	$13.38	$12.68	$12.68	$11.66	$8.81
Total Return (%)	12.25	1.68	9.58	32.50	(34.20)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$145,520	$164,230	$98,981	$41,450	$3,072
Ratio of expenses to average net assets before fee waiver (%)	1.04	0.98	1.09	1.06	1.14
Ratio of expenses to average net assets after fee waiver (%)	0.95	0.96	0.99	0.96	1.06
Ratio of net investment income to average net assets before fee waiver (%)	1.07	0.93	0.68	0.49	0.72
Ratio of net investment income to average net assets after fee waiver (%)	1.16	0.96	0.78	0.60	0.80
Portfolio turnover2 (%)	29	57	40	62	63

1 2	Based on average daily shares outstanding during the period. Portfolio Turnover is calculated at the fund level and represents the entire period.

MADISON DISCIPLINED EQUITY FUND (formerly Madison Mosaic Disciplined Equity Fund)
Year Ended December 31,
CLASS R61	2012
Net Asset Value at beginning of period	$12.68
Investment operations:
Net investment income2	0.22
Net realized and unrealized gain (loss) on investments	1.36
Total from investment operations	1.58
Less distributions:
From net investment income	(0.19)
From net capital gains	(0.69)
Total distributions	(0.88)
Net Asset Value at end of period	$13.38
Total Return (%)	5.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,007
Ratio of expenses to average net assets (%)	0.773
Ratio of net investment income to average net assets (%)	1.863
Portfolio turnover4 (%)	29

1  Share class launched on February 29, 2012.
2  Based on average daily shares outstanding during the period.
3  Annualized.
4  Portfolio Turnover is calculated at the fund level and represents the entire period.

MADISON INVESTORS FUND (formerly Madison Mosaic Investors Fund)
CLASS Y	Year Ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$16.40	$16.55	$15.07	$11.31	$18.44
Investment operations:
Net investment income1	0.13	0.15	0.09	0.05	0.08
Net realized and unrealized gain (loss) on investments	2.17	(0.15)	1.48	3.76	(6.28)
Total from investment operations	2.30	–	1.57	3.81	(6.20)
Less distributions:
From net investment income	(0.14)	(0.15)	(0.09)	(0.05)	(0.08)
From net capital gains	–	–	–	–	(0.85)
Total distributions	(0.14)	(0.15)	(0.09)	(0.05)	(0.93)
Net Asset Value at end of period	$18.56	$16.40	$16.55	$15.07	$11.31
Total Return (%)	14.05	0.00	10.44	33.73	(33.40)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$35,176	$36,339	$42,882	$39,684	$28,030
Ratio of expenses to average net assets before fee waiver (%)	1.05	0.99	0.99	1.00	1.05
Ratio of expenses to average net assets after fee waiver (%)	0.97	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets before fee waiver (%)	0.68	0.82	0.60	0.40	0.47
Ratio of net investment income to average net assets after fee waiver (%)	0.75	N/A	N/A	N/A	N/A
Portfolio turnover2 (%)	47	36	41	74	47

1	Based on average daily shares outstanding during the year.
2	Portfolio Turnover is calculated at the fund level and represents the entire period.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of May 14, 2013, and has been adopted by the Board of Trustees of Madison Funds (the “Trust”), a Delaware business trust, to provide for the reorganization of the Disciplined Equity Fund (the “Acquired Fund”) into the Investors Fund (the “Acquiring Fund”), each a series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund, and the distribution of the Acquiring Fund's shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

I.  PLAN OF REORGANIZATION

1.           Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund on the Exchange Date (as defined in Section II.4) all of its properties and assets existing at the Valuation Time (as defined in Section II.2(f)). In consideration therefor, Acquiring Fund agrees, on the Exchange Date, to assume all of the liabilities of Acquired Fund existing at the Valuation Time and deliver to Acquired Fund (i) a number of full and fractional Class Y shares of beneficial interest of Acquiring Fund (the “Class Y Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class Y shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class Y shares of Acquired Fund assumed by Acquiring Fund on such date; and (ii) a number of full and fractional Class R6 shares of beneficial interest of Acquiring Fund (the “Class R6 Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class R6 shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class R6 shares of Acquired Fund assumed by Acquiring Fund on such date.  The Class Y Merger Shares and the Class R6 Merger Shares shall be referred to collectively as the “Merger Shares.”  Before the Exchange Date, Acquired Fund will declare and pay to its shareholders a dividend and/or other distribution in an amount such that it will have distributed all of its net investment income and capital gains as described in Section II.6(c) hereof.

2.           Upon consummation of the transactions described in Section I.1 of this Agreement, Acquired Fund will distribute, in complete liquidation to its Class Y and Class R6 shareholders of record as of the Exchange Date, the Class Y and Class R6 Merger Shares, each shareholder being entitled to receive that proportion of Class Y Merger Shares or Class R6 Merger Shares that the number of Class Y and Class R6 shares of beneficial interest of Acquired Fund held by such shareholder bears to the number of Class Y or Class R6 shares of Acquired Fund outstanding on such date.

II.  AGREEMENT

Acquiring Fund and Acquired Fund agree as follows:

1.           Reorganization.

(a)
Subject to the other terms and conditions contained herein (including Acquired Fund’s obligation to distribute to its shareholders all of its net investment income and capital gains as described in Section II.6(c) hereof), Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund agrees to acquire from Acquired Fund, on the Exchange Date all of the investments and all of the cash and other properties and assets of Acquired Fund, whether accrued or contingent, in exchange for that number of Merger Shares provided for in Section II.2 and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund, whether accrued or contingent, existing at the Valuation Time.  Pursuant to this Agreement, Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Class Y Merger Shares and Class

R6 Merger Shares received by it to its Class Y and Class R6 shareholders, respectively, in complete liquidation of Acquired Fund.

(b)
As soon as practicable, Acquired Fund will, at its expense, liquidate such of its portfolio securities as Acquiring Fund indicates it does not wish to acquire. This liquidation will be substantially completed before the Exchange Date, unless otherwise agreed by Acquired Fund and Acquiring Fund.

(c)
Acquired Fund agrees to pay or cause to be paid to Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the investments and other properties and assets of Acquired Fund, whether accrued or contingent. Any such distribution will be deemed included in the assets transferred to Acquiring Fund at the Exchange Date and will not be separately valued unless the securities in respect of which such distribution is made have gone “ex” before the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date will be included in the determination of the value of the assets of Acquired Fund acquired by Acquiring Fund.

2.           Exchange of Shares; Valuation Time.  On the Exchange Date, Acquiring Fund will deliver to Acquired Fund (i) a number of full and fractional Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to the Class Y shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class Y shares of Acquired Fund assumed by Acquiring Fund on that date; and (ii) a number of full and fractional Class R6 Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class R6 shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class R6 shares of Acquired Fund assumed by Acquiring Fund on that date, in each case as determined as hereafter provided in this Section II.2.

(a)
The net asset value of the Merger Shares to be delivered to Acquired Fund, the value of the assets attributable to the Class Y and Class R6 shares of Acquired Fund and the value of the liabilities attributable to the Class Y and Class R6 shares of Acquired Fund to be assumed by Acquiring Fund will in each case be determined as of the Valuation Time.

(b)
The net asset value of the Class Y Merger Shares and Class R6 Merger Shares and the value of the assets and liabilities of the Class Y and Class R6 shares of Acquired Fund will be determined by Acquiring Fund, in cooperation with Acquired Fund, pursuant to procedures customarily used by Acquiring Fund in determining the market value of Acquiring Fund’s assets and liabilities.

(c)	No adjustment will be made in the net asset value of either Acquired Fund or Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(d)
Acquiring Fund will issue the Merger Shares, registered in the name of Acquired Fund, to Acquired Fund.  Acquired Fund shall then re-register the Class Y Merger Shares and Class R6 Merger Shares in the names of the Class Y and Class R6 shareholders of Acquired Fund, respectively, in accordance with instructions furnished by Acquired Fund.

(e)	Acquiring Fund will assume all liabilities of Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Acquired Fund or otherwise.

(f)	The Valuation Time is the time at which Acquired Fund calculates its net asset value, which is normally 3 p.m. Central Time, on September 20, 2013 (the “Valuation Time”).

3.           Fees and Expenses.  All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by Acquired Fund and Acquiring Fund of the transactions contemplated by this Agreement (together with the costs specified below, “Expenses”) will be borne by Madison Asset Management, LLC and/or its affiliates, including the costs of liquidating such of Acquired Fund’s portfolio securities as Acquiring Fund shall indicate it does not wish to acquire before the Exchange Date; and provided that such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of Acquiring Fund or Acquired Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

4.           Exchange Date.  Delivery of the assets of Acquired Fund to be transferred, assumption of the liabilities of Acquired Fund to be assumed and the delivery of the Merger Shares to be issued will be made prior to 7:00 a.m. Central Time on the next full business day following the Valuation Time (referred to herein as the “Exchange Date”).  Accordingly, the Exchange Date will be September 23, 2013.

5.           Dissolution.  Acquired Fund agrees that the liquidation and dissolution of Acquired Fund will be effected in the manner provided in the Agreement and Declaration of Trust of the Trust in accordance with applicable law and that on and after the Exchange Date, Acquired Fund will not conduct any business except in connection with its liquidation and dissolution.

6.           Conditions to Acquiring Fund’s Obligations.  The obligations of Acquiring Fund hereunder are subject to the following conditions:

(a)
That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)).

(b)
That Acquiring Fund will have received an opinion of DeWitt, Ross & Stevens, S.C. dated the Exchange Date to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i)  the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution to shareholders of the Acquired Fund of shares of the Acquiring Fund, as described herein, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii)  no gain or loss will be recognized by the Acquired Fund upon (X) the transfer of its assets and liabilities to the Acquiring Fund in exchange for the issuance of shares of the Acquiring Fund to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, and (Y) the distribution by the Acquired Fund to its shareholders of shares of the Acquiring Fund received as a result of the Reorganization; (iii)  no gain or loss will be recognized by the Acquiring Fund upon its receipt of the assets and liabilities of the Acquired Fund in exchange for the issuance of shares of the Acquiring Fund to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, if any; (iv)  the tax basis of the Acquiring Fund shares received by a shareholder of the Acquired Fund in the aggregate will be the same as the aggregate tax basis of the shareholder’s Acquired Fund shares immediately prior to the Valuation Time; (v)  the tax basis of the Acquiring Fund in the assets and liabilities of the Acquired Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Acquired Fund immediately before the Valuation Time; (vi) the tax holding period for the shares of the Acquiring Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; (vii)  the tax holding period for the Acquiring Fund with respect to the assets and liabilities of the Acquired Fund received in the Reorganization will include the period for which such assets and liabilities were held by the Acquired Fund; (viii)  the Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund as part of the Reorganization; (ix)  the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and (x) the tax year of the Acquired Fund will end on the Exchange Date.

(c)
That, before the Exchange Date, Acquired Fund declares a dividend or dividends which, together with all previous such dividends, has the effect of distributing to the shareholders of Acquired Fund (i) all of the excess of Acquired Fund’s investment income excludable from gross income under Section 103 of the Code over Acquired Fund’s deductions disallowed under Sections 265 and 171 of the Code, and all of Acquired Fund’s investment company taxable income (as defined in Section 852 of the Code and computed without regard to any deduction for dividends paid), in each case for Acquired Fund’s taxable year ending on or after November 1, 2012 and on or before the Exchange Date, and (ii) all of its net capital gain realized in the taxable year ending on or after November 1, 2012 exceeding any capital loss carryover’s utilized from prior fiscal years and on or before the Exchange Date.

(d)	That Acquired Fund’s custodian has delivered to Acquiring Fund a certificate identifying all of the assets of Acquired Fund held by such custodian as of the Valuation Time.

(e)
That Acquired Fund’s transfer agent has provided to Acquiring Fund (i) a certificate setting forth the number of shares of Acquired Fund outstanding as of the Valuation Time, and (ii) the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder.

(f)
That Acquired Fund will have executed and delivered to Acquiring Fund an instrument of transfer dated as of the Exchange Date pursuant to which Acquired Fund will assign, transfer and convey all of the assets and other property to Acquiring Fund at the Valuation Time in connection with the transactions contemplated by this Agreement.

(g)
That a combination information statement/prospectus on Form N-14 (the “Registration Statement”) will have become effective under the Securities Act of 1933, as amended (the “1933 Act”), and no stop orders suspending the effectiveness thereof shall have been issued, and to the best knowledge of the parties hereto, no investigation or proceeding for that purpose will have been instituted or pending, threatened or contemplated by the Securities and Exchange Commission (the “SEC”) under the 1933 Act.

(h)
That all necessary orders of exemption under the 1940 Act with respect to the transactions contemplated by this Agreement shall have been granted by the SEC, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

7.           Conditions to Acquired Fund’s Obligations.  The obligations of Acquired Fund hereunder are subject to the following conditions:

(a)
That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the 1940 Act).

(b)	That Acquired Fund will have received the same opinion referenced in Section II.6(b) hereof.

(c)
That Acquiring Fund will have executed and delivered to Acquired Fund an Assumption of Liabilities certificate dated as of the Exchange Date pursuant to which Acquiring Fund will assume all of the liabilities of Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

(d)	That the Registration Statement shall have been declared effective by the SEC and no stop orders under the 1933 Act pertaining thereto shall have been issued; all necessary orders of exemption under the 1940 Act with respect to the transactions contemplated by this Agreement shall have been granted by the SEC; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

8.           Termination.  This Agreement may be terminated and the Reorganization abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Exchange Date if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization inadvisable. In the event of any such termination, there shall be no liability for damages on the part of Acquiring Fund, Acquired Fund, the Trust or the Trust’s Board of Trustees.

9.           Sole Agreement; Amendments.  This Agreement supersedes all previous correspondence and oral communications regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except upon authorization of the Board of Trustees of the Trust and will be construed in accordance with and governed by the laws of Delaware.

IN WITNESS WHEREOF, this Agreement and Plan of Reorganization has been signed by duly authorized officers of the Trust on behalf of the Acquiring Fund and the Acquired Fund as of the date first above written.

MADISON FUNDS,                                                                                                           MADISON FUNDS,
on behalf of Disciplined Equity Fund                                                                                                           on behalf of Investors Fund

By:  /s/ Katherine L. Frank                                                                                                By:  /s/ Katherine L. Frank
Name:  Katherine L. Frank                                                                                                           Name:  Katherine L. Frank
Title:  President                                                                                                           Title:  President

Accepted and agreed to with regard to Section 3 hereof only:

MADISON ASSET MANAGEMENT, LLC

By: /s/ Katherine L. Frank
     Katherine L. Frank, Executive Director
     and Chief Operating Officer

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF THE

MADISON DISCIPLINED EQUITY FUND,
a series of Madison Funds

BY AND IN EXCHANGE FOR

CLASS Y AND R6 SHARES OF MADISON INVESTORS FUND,
a series of Madison Funds

Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711

1-800-877-6089

August 12, 2013

I.           General Information

This Statement of Additional Information (“Merger SAI”) relates to the proposed reorganization of the Disciplined Equity Fund (“DE Fund”), a series of Madison Funds, into the Investors Fund, also a series of Madison Funds (the “Reorganization”).  The DE Fund and the Investors Fund are collectively referred to herein as the “Funds.”

This Merger SAI contains information which may be of interest to shareholders of the DE Fund but which is not included in the Combined Prospectus/Information Statement dated August 12, 2012 which relates to the Reorganization.  As described in the Combined Prospectus/Information Statement, the Reorganization involves the transfer of all the assets of the DE Fund in exchange for shares of the Investors Fund and the assumption of all the liabilities of DE Fund by the Investors Fund.  The DE Fund will distribute the Investors Fund shares it receives to its shareholders in complete liquidation of DE Fund. This Merger SAI is not a prospectus and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Funds at Madison Funds, P.O. Box 8390, Boston, MA 02266-8390, or by calling toll-free 1-800-877-6089.

This Merger SAI consists of the following documents, each of which is incorporated by reference herein, as well as the pro forma financial information set forth below:

•	Investors Fund SAI: Preliminary Statement of Additional Information of Madison Funds dated July 8, 2013 (File Nos. 333-29511; 811-08261); and

•
Financial Statements for both Funds:    the Report of the Independent Registered Public Accounting Firm and audited financial statements included in the Annual Report to Shareholders of the Funds for the fiscal year ended December 31, 2012 (File Nos. 002-80805; 811-03615).

II.           Pro Forma Financial Information

Set forth below is pro forma financial information demonstrating the effect of the Reorganization on the Funds.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the DE Fund and the Investors Fund, each as identified below for the 12 month period ended April 30, 2013. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in the Funds’ Annual and Semiannual Reports to Shareholders.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the Reorganization, as of the period indicated below.

Acquired Fund	Acquiring Fund	Balance Sheet & Income Statement Period Ended
Disciplined Equity Fund	Investors Fund	April 30, 2013

Basis of Pro Forma.  The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Investors Fund or its shareholders as a result of the Reorganization.  The DE Fund and the Investors Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization will be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Investors Fund in exchange for shares of the Investors Fund and the distribution of such shares to DE Fund shareholders in complete liquidation of the DE Fund. The table below shows the class and shares that DE Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Acquired Fund Share Class		Acquiring Fund Share Class

Disciplined Equity Fund	Shares Exchanged	Investors Fund
Class Y	12,968,738	Class Y
Class R6	211,549	Class R6

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Investors Fund, and the results of operations of the Investors Fund for pre-Reorganization periods will not be restated. All securities held by the De Fund comply with investment objectives, strategies and restrictions of the Investors Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Investors Fund and the DE Fund and pro forma combined net assets as of the date indicated.

Fund	Net Assets	As-of-Date
Disciplined Equity Fund (Acquired Fund)	196,771,260	April 30, 2013
Investors Fund (Acquiring Fund)	42,284,347	April 30, 2013
Investors Fund (Pro Forma Combined)	239,055,607

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating the daily net asset values of the Funds and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Investors Fund Expense Category	Increase (Decrease) in Expense	Basis Point (bp) Effect
Advisory agreement fees (1)	-142,407	-15 bps
Advisory agreement fees (2)	-133,880	-10 bps
Service agreement fees (3)	133,880	10 bps
(1)
Advisory agreement fees for the Investors Fund are 0.75% on the first $100 million of net assets, and 0.60% on net assets in excess of $100 million.  The decrease in expense is due to the increase in size of the Fund after the Reorganization.

(2)                 Advisory agreement fees were adjusted to reflect the difference in waived fees pursuant to the advisory agreement for the Investors Fund.

(3)                 Service agreement fees were adjusted to reflect the difference in waived fees pursuant to the services agreement for the Investors Fund.

Note 4 – Reorganization Costs

The costs associated with the Reorganization include among others legal, accounting, printing, proxy solicitation and approximately $6,800 of brokerage costs associated with the sale of DE Fund portfolio holdings in anticipation of the Reorganization.  Neither shareholders nor any of the Funds will bear any of these costs; instead, Madison Asset Management, LLC is responsible for all such costs.  The pro forma financial information has not been adjusted for any costs related to the Reorganization.  Total costs, including brokerage costs noted above, are expected to be $20,000.

Note 5 - Accounting Survivor

The Investors Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Investors Fund.

Note 6 - Capital Loss Carry Forward

The Investors Fund is expected to undergo an ownership change for tax purposes and thus, as a result, its capital loss carry forwards and certain built-in losses, if any, may be subject to the loss limitation rules of the Internal Revenue Code. At June 30, 2013 the Investors Fund did not have a capital loss carry forward.  As of December 31, 2012, the Investors Fund’s last fiscal year-end, the Investors Fund had a capital loss carry forward of $1,284,692.  For additional information regarding capital loss limitations, please see the section entitled “Key Information About the Reorganization—Federal Income Tax Consequences” in the Prospectus/Information Statement filed on Form N-14 with the Securities and Exchange Commission.

PART C

OTHER INFORMATION

ITEM 15.  Indemnification

Madison Funds (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on July 8, 2013 with Post-Effective Amendment No. 43.

ITEM 16.   Exhibits

1.
Amended and Restated Declaration of Trust of Registrant dated April 19, 2013 (incorporated by reference Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization – Filed herewith.

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.
(a)Amended and Restated Investment Advisory Agreement between Registrant andMadison Asset Management, LLC (“MAM”) dated April 19, 2013 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(b)	Amended and Restated Services Agreement between Registrant and MAM dated September 23, 2013(incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1A filed on July 8, 2013).

7.
(a)Amended and Restated Distribution Agreement between Registrant and MFD Distributor, LLC dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(b)	Form of Dealer Agreement and 22c-2 Addendum (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

8.	Not applicable.

9.
Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013).

10.	(a) Amended and Restated Service Plan for Class A Shares dated September 23, 2013(incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1Afiled on July 8, 2013).

(b)
Amended and Restated Distribution and Service Plan for Class B Shares dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(c)
Amended and Restated Distribution and Service Plan for Class C Shares dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(d)	Amended and Restated Rule 18f-3 Plan dated September 23, 2013 (incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1A filed on July 8, 2013).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued – Filed herewith.

12.	Opinion (and Consent) of Counsel on Tax Matters – Filed herewith.

13.	Other Material Contracts

(a)
Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated  January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013).

14.	Consent of Grant Thornton LLP – Filed herewith.

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed on December 22, 2009).

17.	(a)Prospectus and Statement of Additional Information of Madison Funds dated April 19, 2013 (incorporated by reference to Rule 497(c) filing on April 19, 2013).

(b)	Preliminary Statement of Additional Information of Madison Funds dated July 8, 2013 (incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1A filed on July 8, 2013).

(c)
Annual Report to Shareholders of Madison Mosaic Equity Trust (for Disciplined Equity Fund and Investors Fund) for the fiscal year ended December 31, 2012 (incorporated by reference to the Form N-CSR filed on March 1, 2013).

ITEM 17.  Undertakings

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 8th day of July, 2013.

MADISON FUNDS

/s/ Katherine L. Frank
By:           Katherine L. Frank
Its:           President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Katherine L. Frank	President and Trustee (Principal	July 8, 2013
Katherine L. Frank	Executive Officer)

/s/ Greg D. Hoppe	Treasurer (Principal Financial	July 8, 2013
Greg D. Hoppe	Officer)

*	Trustee	July 8, 2013
Philip E. Blake

*	Trustee	July 8, 2013
James R. Imhoff, Jr.

*	Trustee	July 8, 2013
Steven P. Riege

*	Trustee	July 8, 2013
Richard E. Struthers

*	Trustee	July 8, 2013
Lorence D. Wheeler

*By: _/s/ Pamela M. Krill
Pamela M. Krill
*Pursuant to Power of Attorney (see Exhibit 16 to this Form N-14 Registration Statement).

INDEX TO EXHIBITS

Exhibit                                Caption

4                      Agreement and Plan of Reorganization

11                      Opinion and Consent of Counsel Regarding Legality of Shares to be Issued

12                      Opinion (and Consent) of Counsel on Tax Matters

14	Consent of Grant Thornton LLP